Other Equity Instruments - Summary of Coupon Details - Perpetual Cumulative Subordinated Bonds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other equity instruments [Line Items]
Borrowings	€ 13,635	€ 13,153
EUR 136 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	5.185%
Borrowings original currency	EUR
Coupon date	Annual, October 14
EUR 203 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	4.26%
Borrowings original currency	EUR
Coupon date	Annual, March 4
EUR 114 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	1.506%
Borrowings original currency	EUR
Coupon date	Annual, June 8
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [Line Items]
Borrowings	€ 454	454	€ 454
Perpetual cumulative subordinated bonds [member] | Aegon N.V [member]
Disclosure of other equity instruments [Line Items]
Borrowings	€ 454	454
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	5.185%
Borrowings original currency	EUR
Coupon date	Annual, October 14
Year of next call	2018
Borrowings	€ 136	136	136
Perpetual cumulative subordinated bonds [member] | EUR 136 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [Line Items]
Year of next call	2018
Borrowings	€ 136	136
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	4.26%
Borrowings original currency	EUR
Coupon date	Annual, March 4
Year of next call	2021
Borrowings	€ 203	203	203
Perpetual cumulative subordinated bonds [member] | EUR 203 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [Line Items]
Year of next call	2021
Borrowings	€ 203	203
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	1.506%
Borrowings original currency	EUR
Coupon date	Annual, June 8
Year of next call	2025
Borrowings	€ 114	114	€ 114
Perpetual cumulative subordinated bonds [member] | EUR 114 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [Line Items]
Year of next call	2025
Borrowings	€ 114	€ 114